NON-RECOURSE BORROWINGS NON RECOURSE BORROWINGS - Schedule of Non-recourse borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 8,423	$ 8,600
Property-specific borrowings	127,869	103,209
Non-recourse borrowings of managed entities	$ 136,292	$ 111,809